Summarized Financial Information Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Apr. 28, 2012		Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011		Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012		Apr. 30, 2011		May 01, 2010
Segment Reporting Information [Line Items]
Sales	$ 1,379,710		$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 1,374,797		$ 2,323,780	$ 1,904,146	$ 1,395,842	$ 7,129,199		$ 6,998,565		$ 5,807,754
Depreciation and amortization											232,667		228,647		207,774
Sales by Product Line											100.00%		100.00%		100.00%
Operating Profit/(Loss)											(61,303)		(65,259)		73,246
Capital Expenditures											163,552		110,502		127,779
Total Assets	3,765,249	[1]				3,596,466	[1]				3,765,249	[1]	3,596,466	[1]
Media
Segment Reporting Information [Line Items]
Sales by Product Line											66.00%	[2]	70.00%	[2]	80.00%	[2]
Digital
Segment Reporting Information [Line Items]
Sales by Product Line											15.00%	[3]	11.00%	[3]	2.00%	[3]
Other
Segment Reporting Information [Line Items]
Sales by Product Line											19.00%	[4]	19.00%	[4]	18.00%	[4]
B&N Retail
Segment Reporting Information [Line Items]
Sales											4,852,913		4,926,834		4,947,469
Depreciation and amortization											162,693		164,934		170,777
Operating Profit/(Loss)											154,436		94,132		157,591
Capital Expenditures											87,596		62,299		93,988
Total Assets	2,416,318	[1]				2,183,959	[1]				2,416,318	[1]	2,183,959	[1]
B&N College
Segment Reporting Information [Line Items]
Sales											1,743,662	[5]	1,778,159	[5]	833,648	[5]
Depreciation and amortization											45,343	[5]	43,148	[5]	24,863	[5]
Operating Profit/(Loss)											70,604	[5]	70,298	[5]	(3,713)	[5]
Capital Expenditures											40,479	[5]	35,004	[5]	13,716	[5]
Total Assets	972,860	[1]				1,170,891	[1]				972,860	[1]	1,170,891	[1]
NOOK
Segment Reporting Information [Line Items]
Sales											933,471		695,182		105,435
Depreciation and amortization											24,631		20,565		12,134
Operating Profit/(Loss)											(286,343)		(229,689)		(80,632)
Capital Expenditures											35,477		13,199		20,075
Total Assets	376,071	[1]				241,616	[1]				376,071	[1]	241,616	[1]
Elimination
Segment Reporting Information [Line Items]
Sales											$ (400,847)		$ (401,610)		$ (78,798)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK, related accessories, eContent and warranties.
[4]	Includes toys & games, café products, gifts and miscellaneous other.
[5]	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.